Submission	Aug. 26, 2024
Submission [Line Items]
Central Index Key	0000106040
Registrant Name	Western Digital Corporation
Registration File Number	333-281780
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES